Annual Fund Operating Expenses	Mar. 14, 2025
Leverage Shares 2X Long LLY Daily ETF | Leverage Shares 2X Long LLY Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%	[3]
Leverage Shares 2X Long NVO Daily ETF | Leverage Shares 2X Long NVO Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.75%	[6]
Leverage Shares 2X Long ABBV Daily ETF | Leverage Shares 2X Long ABBV Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.75%	[9]
Leverage Shares 2X Long LMT Daily ETF | Leverage Shares 2X Long LMT Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	0.75%	[12]
Leverage Shares 2X Long RTX Daily ETF | Leverage Shares 2X Long RTX Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	0.75%	[15]
Leverage Shares 2X Long QCOM Daily ETF | Leverage Shares 2X Long QCOM Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[16]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[17]
Expenses (as a percentage of Assets)	0.75%	[18]
Leverage Shares 2X Long XYZ Daily ETF | Leverage Shares 2X Long XYZ Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[19]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[20]
Expenses (as a percentage of Assets)	0.75%	[21]
Leverage Shares 2X Long HOOD Daily ETF | Leverage Shares 2X Long HOOD Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[22]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[23]
Expenses (as a percentage of Assets)	0.75%	[24]
Leverage Shares 2X Long PYPL Daily ETF | Leverage Shares 2X Long PYPL Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[25]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[26]
Expenses (as a percentage of Assets)	0.75%	[27]
Leverage Shares 2X Long IONQ Daily ETF | Leverage Shares 2X Long IONQ Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[28]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[29]
Expenses (as a percentage of Assets)	0.75%	[30]
Leverage Shares 2X Long AVGO Daily ETF | Leverage Shares 2X Long AVGO Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[31]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[32]
Expenses (as a percentage of Assets)	0.75%	[33]
Leverage Shares 2X Long PANW Daily ETF | Leverage Shares 2X Long PANW Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[34]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[35]
Expenses (as a percentage of Assets)	0.75%	[36]
Leverage Shares 2X Long CRWD Daily ETF | Leverage Shares 2X Long CRWD Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[37]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[38]
Expenses (as a percentage of Assets)	0.75%	[39]
Leverage Shares 2X Long PLTR Daily ETF | Leverage Shares 2X Long PLTR Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[40]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[41]
Expenses (as a percentage of Assets)	0.75%	[42]
Leverage Shares 2X Long ADBE Daily ETF | Leverage Shares 2X Long ADBE Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[43]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[44]
Expenses (as a percentage of Assets)	0.75%	[45]
Leverage Shares 2X Long BABA Daily ETF | Leverage Shares 2X Long BABA Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[46]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[47]
Expenses (as a percentage of Assets)	0.75%	[48]
Leverage Shares 2X Long MRVL Daily ETF | Leverage Shares 2X Long MRVL Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[49]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[50]
Expenses (as a percentage of Assets)	0.75%	[51]
Leverage Shares 2X Long AMZN Daily ETF | Leverage Shares 2X Long AMZN Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[52]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[53]
Expenses (as a percentage of Assets)	0.75%	[54]
Leverage Shares 2X Long UBER Daily ETF | Leverage Shares 2X Long UBER Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[55]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[56]
Expenses (as a percentage of Assets)	0.75%	[57]
Leverage Shares 2X Long CRM Daily ETF | Leverage Shares 2X Long CRM Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[58]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[59]
Expenses (as a percentage of Assets)	0.75%	[60]
Leverage Shares 2X Long CMG Daily ETF | Leverage Shares 2X Long CMG Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[61]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[62]
Expenses (as a percentage of Assets)	0.75%	[63]
Leverage Shares 2X Long AAL Daily ETF | Leverage Shares 2X Long AAL Daily ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[64]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[65]
Expenses (as a percentage of Assets)	0.75%	[66]

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[4]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[5]	Estimated for the current fiscal year.
[6]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[7]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[8]	Estimated for the current fiscal year.
[9]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[10]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[11]	Estimated for the current fiscal year.
[12]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[13]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[14]	Estimated for the current fiscal year.
[15]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[16]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[17]	Estimated for the current fiscal year.
[18]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[19]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[20]	Estimated for the current fiscal year.
[21]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[22]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[23]	Estimated for the current fiscal year.
[24]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[25]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[26]	Estimated for the current fiscal year.
[27]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[28]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[29]	Estimated for the current fiscal year.
[30]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[31]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[32]	Estimated for the current fiscal year.
[33]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[34]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[35]	Estimated for the current fiscal year.
[36]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[37]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[38]	Estimated for the current fiscal year.
[39]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[40]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[41]	Estimated for the current fiscal year.
[42]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[43]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[44]	Estimated for the current fiscal year.
[45]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[46]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[47]	Estimated for the current fiscal year.
[48]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[49]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[50]	Estimated for the current fiscal year.
[51]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[52]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[53]	Estimated for the current fiscal year.
[54]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[55]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[56]	Estimated for the current fiscal year.
[57]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[58]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below)pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[59]	Estimated for the current fiscal year.
[60]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[61]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[62]	Estimated for the current fiscal year.
[63]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[64]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[65]	Estimated for the current fiscal year.
[66]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.